Segmental analysis	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmental analysis

10	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. Therefore, we present these results on an adjusted basis as required by IFRSs. The 2020 and 2019 adjusted performance information is presented on a constant currency basis. The 2020 and 2019 income statements are converted at the average rates of exchange for 2021, and the balance sheets at 31 December 2020 and 31 December 2019 at the prevailing rates of exchange on 31 December 2021.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses.
•Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and private wealth solutions for customers with more sophisticated and international requirements.
•Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.
•Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC adjusted profit before tax and balance sheet data
	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	22,110	13,415	15,002	(437)	50,090
– external	21,753	13,294	16,558	(1,515)	50,090
– inter-segment	357	121	(1,556)	1,078	—
of which: net interest income/(expense)	14,198	8,898	4,122	(739)	26,479
Change in expected credit losses and other credit impairment recoveries	288	300	337	3	928
Net operating income/(expense)	22,398	13,715	15,339	(434)	51,018
Total operating expenses	(15,384)	(6,973)	(10,006)	215	(32,148)
Operating profit/(loss)	7,014	6,742	5,333	(219)	18,870
Share of profit in associates and joint ventures	34	1	—	3,011	3,046
Adjusted profit before tax	7,048	6,743	5,333	2,792	21,916
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.2	30.8	24.3	12.7	100.0
Adjusted cost efficiency ratio	69.6	52.0	66.7	49.2	64.2
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	488,786	349,126	207,162	740	1,045,814
Interests in associates and joint ventures	499	13	126	28,971	29,609
Total external assets	932,582	622,925	1,229,820	172,612	2,957,939
Customer accounts	859,029	506,688	344,205	652	1,710,574

	2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	22,571	13,718	15,768	(287)	51,770
– external	20,474	14,114	18,651	(1,469)	51,770
– inter-segment	2,097	(396)	(2,883)	1,182	—
– of which: net interest income/(expense)	15,470	9,560	4,580	(1,337)	28,273
Change in expected credit losses and other credit impairment (charges)/recoveries	(3,005)	(4,989)	(1,289)	1	(9,282)
Net operating income/(expense)	19,566	8,729	14,479	(286)	42,488
Total operating expenses	(15,443)	(6,897)	(9,640)	(429)	(32,409)
Operating profit/(loss)	4,123	1,832	4,839	(715)	10,079
Share of profit in associates and joint ventures	7	(1)	—	2,186	2,192
Adjusted profit before tax	4,130	1,831	4,839	1,471	12,271
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	33.7	14.9	39.4	12.0	100.0
Adjusted cost efficiency ratio	68.4	50.3	61.1	(149.5)	62.6
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	462,286	338,193	220,692	1,231	1,022,402
Interests in associates and joint ventures	444	13	141	26,472	27,070
Total external assets	869,924	562,125	1,319,389	187,189	2,938,627
Customer accounts	823,991	464,380	331,164	593	1,620,128

	2019
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	26,140	15,594	15,282	(581)	56,435
– external	21,777	16,522	20,782	(2,646)	56,435
– inter-segment	4,363	(928)	(5,500)	2,065	—
– of which: net interest income/(expense)	17,820	11,242	5,309	(3,338)	31,033
Change in expected credit losses and other credit impairment (charges)/recoveries	(1,376)	(1,194)	(155)	38	(2,687)
Net operating income/(expense)	24,764	14,400	15,127	(543)	53,748
Total operating expenses	(15,823)	(7,028)	(9,891)	(821)	(33,563)
Operating profit/(loss)	8,941	7,372	5,236	(1,364)	20,185
Share of profit in associates and joint ventures	54	1	1	2,440	2,496
Adjusted profit before tax	8,995	7,373	5,237	1,076	22,681
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	39.7	32.5	23.1	4.7	100.0
Adjusted cost efficiency ratio	60.5	45.1	64.7	(141.3)	59.5
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	448,880	348,716	248,062	1,141	1,046,799
Interests in associates and joint ventures	445	14	16	25,305	25,780
Total external assets	780,456	515,962	1,283,597	161,055	2,741,070
Customer accounts	758,414	392,133	298,618	760	1,449,925

1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2021	2020	2019
	$m	$m	$m
Reported external net operating income by country/territory[1]	49,552	50,429	56,098
– UK	10,909	9,163	9,011
– Hong Kong	14,245	15,783	18,449
– US	3,795	4,474	4,471
– France	2,179	1,753	1,942
– other countries	18,424	19,256	22,225
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted results reconciliation
	2021			2020				2019
	Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	50,090	(538)	49,552	51,770	(1,393)	52	50,429	56,435	(1,010)	673	56,098
ECL	928	—	928	(9,282)	465	—	(8,817)	(2,687)	(69)	—	(2,756)
Operating expenses	(32,148)	(2,472)	(34,620)	(32,409)	1,072	(3,095)	(34,432)	(33,563)	981	(9,767)	(42,349)
Share of profit in associates and joint ventures	3,046	—	3,046	2,192	(133)	(462)	1,597	2,496	(142)	—	2,354
Profit/(loss) before tax	21,916	(3,010)	18,906	12,271	11	(3,505)	8,777	22,681	(240)	(9,094)	13,347
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	2021	2020			2019
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,045,814	1,022,402	15,585	1,037,987	1,046,799	(10,056)	1,036,743
Interests in associates and joint ventures	29,609	27,070	(386)	26,684	25,780	(1,306)	24,474
Total external assets	2,957,939	2,938,627	45,537	2,984,164	2,741,070	(25,918)	2,715,152
Customer accounts	1,710,574	1,620,128	22,652	1,642,780	1,449,925	(10,810)	1,439,115

Adjusted profit reconciliation
	2021	2020	2019
	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax	21,916	12,271	22,681
Significant items	(3,010)	(3,505)	(9,094)
– customer redress programmes (revenue)	11	(21)	(163)
– disposals, acquisitions and investment in new businesses (revenue)	—	(10)	768
– fair value movements on financial instruments[1]	(242)	264	84
– restructuring and other related costs (revenue)[2]	(307)	(170)	—
– costs of structural reform[3]	—	—	(158)
– customer redress programmes (operating expenses)	(49)	54	(1,281)
– impairment of goodwill and other intangible assets	(587)	(1,090)	(7,349)
– past service costs of guaranteed minimum pension benefits equalisation	—	(17)	—
– restructuring and other related costs (operating expenses)[4]	(1,836)	(1,908)	(827)
– settlements and provisions in connection with legal and other regulatory matters	—	(12)	61
– impairment of goodwill (share of profit in associates and joint ventures)[5]	—	(462)	—
– currency translation on significant items		(133)	(229)
Currency translation		11	(240)
Reported profit before tax	18,906	8,777	13,347
1    Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.
2    Comprises losses associated with the RWA reduction commitments and gains relating to the business update in February 2020.
3    Comprises costs associated with preparations for the UK’s exit from the European Union.
4    Includes impairment of software intangible assets of $189m (of the total software intangible asset impairment of $1,347m) and impairment of tangible assets of $197m in 2020.
5    During 2020, The Saudi British Bank ('SABB'), an associate of HSBC, impaired the goodwill that arose following the merger with Alawwal bank in 2019. HSBC's post-tax share of the goodwill impairment was $462m.